Financial instruments - Fair values and risk management - Derivative arrangements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	€ (200.0)	€ (407.0)
Gains (losses) on cash flow hedges, net of tax	691.1	197.4	€ 325.5
Derivative financial assets	217.3	671.7	536.2
Derivative financial liabilities	85.6	1,230.5	197.7
Fuel and oil operating expenses
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	46.0	1,228.0
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	58.0
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	(171.8)	(407.2)
Derivative financial assets	€ 170.4	€ 562.5	€ 536.2